SCHEDULE 14A
                              (Rule 14a-101)

                  INFORMATION REQUIRED IN PROXY STATEMENT
                        SCHEDULE 14A INFORMATION

        Proxy Statement Pursuant to Section 14(a) of the
Securities
                 Exchange Act of 1934 (Amendment No.     )


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                          Filed by the Registrant
/ X /

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                Filed by a party other than the Registrant
/   /

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Check the appropriate box:
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/ X /     Preliminary Proxy Statement
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/   /     Confidential, For use of the Commission Only (as
----      permitted by Rule 14a-6(e) (2))

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/   /     Definitive Proxy Statement
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/   /     Definitive Additional Materials
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/   /     Soliciting Material Pursuant to Rule 14a-11(c) or
----      Rule 14a-12

                   PUTNAM MUNICIPAL OPPORTUNITIES TRUST
             (Name of Registrant as Specified In Its Charter)

Payment of Filing Fee (Check the appropriate box):

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/ X /     No fee required.
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/   /     Fee computed on table below per Exchange Act Rules 14a
----      6(i)(1) and 0-11.

          (1) Title of each class of securities to which transaction applies:

          (2) Aggregate number of securities to which transaction applies:

          (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11
          (set forth the amount on which the filing fee is calculated and state how it was determined):

          (4) Proposed maximum aggregate value of transaction:

          (5) Total fee paid:

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/   /     Fee paid previously with preliminary materials:
----

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/   /     Check box if any part of the fee is offset as provided
---- by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

          (1) Amount Previously Paid:

          (2) Form, Schedule or Registration Statement no.:

          (3) Filing Party:

          (4) Date Filed:

                     PRELIMINARY CONSENT SOLICITATION

                   PUTNAM MUNICIPAL OPPORTUNITIES TRUST
                          One Post Office Square
                       Boston, Massachusetts  02109


                                   April __, 1997

Dear Preferred Shareholder:

     The Trustees of the Fund are requesting your written consent to an amendment to the Fund's Bylaws to permit the Fund to issue new series of preferred shares as well as additional shares of the currently outstanding series. The Bylaws currently permit the Trust to issue up to 6,000 shares of Remarketed Preferred [Registered Trademark] Shares, Series A ("Series A RP [Registered Trademark]") without the consent of the Series A RP. Based on the recommendation of Putnam Investment Management, Inc., ("Putnam") the Fund's investment adviser, the Trustees of the Fund have determined that it would be in the best interest of the Fund to be able to issue additional series of preferred shares other than the
Series A RP, in each case subject to the same 6,000 overall limitation on the authorized number of preferred shares.

     The Trustees have approved in principle the issuance of up to
$81,000,000 in additional preferred shares in one or more new series of remarketed preferred stock. Issuance of different series will permit the Fund to have preferred shares with varying dividend rates and periods. The Fund's investments will, of course, continue to be subject to the same quality and diversification requirements already applicable to the Fund's investments.

     The proposed Bylaw amendment does not permit the Fund to increase the absolute number of preferred shares authorized or to issue shares senior to the existing RP without consent of the preferred stockholders. It simply permits the Fund to issue preferred shares on a parity with the Series A RP in different series as well as the same series.

     Please read the attached Consent Solicitation Statement carefully for further details about the proposal.

     We urge you to complete, sign, and return the enclosed
Consent
by May __, 1997.
                              Sincerely yours,


                              George Putnam
                              Chairman

[Registered Trademark] Registered trademark of Merrill Lynch &
Co.,
Inc.
                   PUTNAM MUNICIPAL OPPORTUNITIES TRUST
                          One Post Office Square
                       Boston, Massachusetts  02109


                      CONSENT SOLICITATION STATEMENT



     The enclosed Consent of Holders of Series A RP is solicited by the Trustees of Putnam Municipal Opportunities Trust (the "Fund") in respect of a proposed amendment to the Bylaws of the Fund described below.

     Holders of record of Series A RP at the close of business on April 14, 1997 are entitled to consent to the proposed amendment by means of the enclosed form of Consent. On that date, there were 800 shares of the Series A RP outstanding and entitled to vote. This Consent Solicitation Statement was first mailed or delivered to holders of record on or about April 25, 1997.

     Please complete, sign, and return the enclosed form of Consent promptly. A postage-paid envelope is enclosed for this purpose. Consents must be received on or before May [___], 1997 or such later date as the Fund may announce ("Expiration Date"). A Consent may be revoked at any time before that date by written notice to D.F. King & Co., Inc., 77 Water Street, New York, NY 10005, ("D.F.
King").


                APPROVAL OF AMENDMENT TO THE FUND'S BYLAWS

     The Trustees of the Fund are seeking the consent of holders of the Series A RP to an amendment to the Fund's Bylaws to permit the
Fund to issue the currently authorized but unissued preferred shares in separate series in addition to, as is currently permitted, additional shares of the currently outstanding series. The form of the proposed amendment is set forth in Exhibit A.
The
Trustees have determined that the proposed amendment is advisable and recommend that the holders of Series A RP consent to it.

     The Bylaws currently provide that, without the consent of the holders of a majority of the Series A RP, the Fund may not authorize, create or issue series of shares of beneficial interest ranking prior to or on a parity with the Series A RP with respect to payment of dividends or the distribution of assets on liquidation other than the issuance of up to 6,000 shares of Series
A RP currently authorized. The proposed amendment to the Fund's Bylaws would permit the Fund to authorize, create and issue additional series of preferred stock ranking on a parity with the Series A RP without shareholder approval, subject to the same overall limitation of 6,000 authorized preferred shares.

     This amendment in the Bylaws will allow the Fund more
flexibility in issuing additional preferred shares from time to time either as Series A RP or as separate series on a parity with
(but not senior to) Series A RP.   Issuance of different series
will permit the Fund to have preferred shares with varying dividend periods.

     The Trustees have approved in principle the issuances of one or more new series of Remarketed Preferred Shares with an aggregate liquidation preference of up to $81 million. It is anticipated that these series will, like the Series A RP, be rated AAA by Standard & Poor's and aaa by Moody's.

     Although the Fund could issue such new shares as an additional
Series A RP, the Trustees wish to create series with a shorter initial dividend periods than the Series A RP. Putnam anticipates that additional redemptions and issuances of series of Remarketed Preferred Shares may be made periodically in response to changing market conditions. The proposed Bylaw amendment does not permit the Fund to increase the absolute number of preferred shares authorized or to issue shares senior to the existing RP without consent of the preferred stockholders. It simply permits the Fund to issue the preferred shares in different series as well as the same series.

                               REQUIRED VOTE

     Approval of the proposed amendment to the Fund's Bylaws requires the consent of holders of a majority of the outstanding shares of Series A RP. If the holders of the shares of the Series
A RP do not consent to the proposed amendment, it will not be effected. No consent of the holders of the Fund's common shares is required in connection with the proposed amendment.

                             VOTING PROCEDURES

     The form of Consent permits the holder to indicate its consent, or to withhold its consent, to the proposed amendment, and will, unless revoked prior to the Expiration Date, be counted by the Fund as so indicated. In accordance with New York Stock Exchange rules, brokerage firms may consent and withhold consent, respectively, on behalf of their clients who beneficially own Series A RP and from whom they have not received consents or withheld consents by May ____, 1997 in the same proportion as consents and withheld consents have been received from their clients by that date if (i) the holders of a minimum of 30% of the outstanding shares of Series A RP have either consented or withheld consent and (ii) holders of less than 10% of the outstanding shares of Series A RP have withheld their consent.

                               MISCELLANEOUS

     Ownership of Shares of the Fund. Each share of the Series A RP is entitled to consent. As of March 31, 1997, the officers and
Trustees of the Fund owned less than 1% of each of the Fund's outstanding common shares and Series A RP. To the knowledge of the
Fund, no person owned beneficially 5% or more of the outstanding shares of the Series A RP[, except __________, which owned ___ shares, representing __% of the outstanding shares of the Series A
RP.]

     Solicitation of Consents. In addition to the solicitation of
Consents by mail, Trustees of the Fund and employees of Putnam, Putnam Fiduciary Trust Company, and Putnam Mutual Fund Corp. may solicit consents in person or by telephone. The Fund will bear the expense of this consent solicitation.

     Persons holding shares as nominees will upon request be reimbursed for their reasonable expenses in soliciting instructions from their principals. The Trust has retained at the Fund's expense D.F. King & Co., Inc., 77 Water Street, New York, NY 10005,
to aid in the solicitation of instructions for nominee accounts, for a fee not to exceed $1,500 plus reasonable out-of-pocket expenses for mailing and phone costs.

     Date for Receipt of Shareholders' Proposals for 1997 Annual
Meeting. Shareholder proposals must be received by the Fund before
May 26, 1997 to be considered for inclusion in the proxy statement for the Fund's 1997 Annual Meeting.

     Investment Adviser.  The Fund's Investment Adviser is Putnam
Investment Management, Inc., which is located at One Post Office
Square, Boston, MA 02109.

     Administrator.  The Fund's administrator is Putnam
Investment
Management, Inc. which is located at One Post Office Square,
Boston, MA 02109.

     Annual Report. The Fund will furnish, without charge, a copy of the Fund's Annual Report for the most recent fiscal year and the most recent semi-annual report to any shareholder upon request. Such requests should be directed to Putnam Investor Services, P.O.
Box 41203, Providence, RI 02940-1203 or 1-800-225-1581.
                                 Exhibit A

     Additions are indicated by //italics//.

                         Proposed Bylaw Provision

          "Except as otherwise provided herein, so long as any shares of RP are outstanding, the Trust shall not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, in person or by proxy, either in writing or at a meeting (voting separately as one class):
          (i) authorize, create or issue, or increase or decrease the authorized or issued amount of, any class or series of shares of beneficial interest ranking prior to or on a parity with the RP with respect to payment of dividends or the distribution of assets on liquidation, or increase or decrease the number of authorized
          Preferred Shares (although the Trust may, to the extent of the amount of Preferred Shares authorized from time to time, issue additional shares of RP //or other series of Preferred
          Shares on a parity with the RP with respect to payment of dividends and the distribution of assets on liquidation (including Preferred
          Shares with different dividend rates and periods)// without such vote or consent); (ii) amend, alter or repeal the provisions of the Declaration of Trust and the By-laws, including this Section 12.1, whether by merger, consolidation or otherwise, so as to affect materially and adversely any preference, right or power of such shares of RP or the Holders thereof; or (iii) take any other action (including without limitation bankruptcy proceedings) which pursuant to
          Section 18(a)(2)(D) of the 1940 Act requires such approval by the Holders; provided that
          (i) the issuance of not more than the 6,000
          Preferred Shares presently authorized and (ii) the creation and issuance of series of Preferred Shares ranking junior to the RP with respect to payment of dividends and the distribution of assets on liquidation, will not be deemed to affect such preferences, rights or powers unless such issuance would, at the time thereof, cause the Trust not to satisfy the 1940 Act RP Asset Coverage or the
          RP Basic Maintenance Amount."


                                 CONSENT

                               in respect of
            Remarketed Preferred [Registered Trademark] Shares,
           Series A ("Series A RP [Registered Trademark]"), of


             PUTNAM MUNICIPAL OPPORTUNITIES TRUST (the "Fund")

       Please return this Consent to D.F. King & Co., Inc., 77
Water
Street, New York, NY 10005, (212) 269-5500.

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     ALL PROPERLY COMPLETED, EXECUTED AND DATED CONSENTS MUST BE
RECEIVED PRIOR TO 5:00 P.M., EASTERN TIME, ON MAY__, 1997 (AS
SUCH
TIME AND DATE MAY BE EXTENDED, THE "EXPIRATION DATE").

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     Consents should not be delivered to any person other than
D.F.
King. Holders of record should not tender or deliver shares of Series A RP at any time.

     The instructions accompanying this Consent should be read carefully before this Consent is completed. Any questions or requests for assistance or additional copies of this Consent or the
Consent Solicitation Statement (as defined herein) may be directed to D.F. King at its address and telephone number set forth above. You may also contact your broker, dealer, commercial bank or other nominee for assistance concerning this solicitation of Consents ("Solicitation").

     This Solicitation is being made by the Trustees of the Fund to holders on the Record Date (as defined herein) of the Series A RP ("Holders") , as more fully described in the accompanying Consent Solicitation Statement, dated April __, 1997 (the "Consent Solicitation Statement"). The "Record Date" is the close of business on April 14, 1997. The Fund anticipates that the Depository Trust Company ("DTC"), as nominee holder of Series A RP, will execute an omnibus proxy that will authorize its participants ("DTC Participants") to consent with respect to the Series A RP owned by it and held in the name of Cede & Co. as specified on a DTC position listing as of the Record Date. In such case, all references to Holder shall, unless otherwise specified, include DTC Participants.

[Registered Trademark] Registered trademark of Merrill Lynch &
Co.,
Inc.

     Capitalized terms used herein and not otherwise defined shall have the meanings ascribed thereto in the Consent Solicitation Statement or the Fund's Bylaws (the "Bylaws"). The terms of the Solicitation set forth in the Consent Solicitation Statement are hereby incorporated herein by reference and form part of the terms and conditions of this Consent.

     BENEFICIAL OWNERS OF SERIES A RP WHO ARE NOT REGISTERED
HOLDERS AND WHO WANT TO CONSENT TO THE PROPOSED WAIVERS AND
AMENDMENTS MUST:

     (1)  INSTRUCT THE REGISTERED HOLDER OF THEIR SHARES TO
EXECUTE
          A CONSENT AND DELIVER THAT CONSENT TO D.F. KING, AS
          INDICATED HEREIN, OR

     (2)  OBTAIN AN EXECUTED PROXY FROM THE REGISTERED HOLDER AND
          DELIVER SUCH PROXY TOGETHER WITH THE EXECUTED CONSENT
TO
          D.F. KING.

     By execution hereof, the undersigned acknowledges receipt of the Consent Solicitation Statement and that it understands the amendment described in the Consent Solicitation Statement.

     The undersigned hereby represents and warrants that the undersigned has full power and authority to give the Consent contained herein. The undersigned will, upon request, execute and deliver any additional documents deemed by the Fund to be necessary or desirable to perfect the undersigned's Consent or evidence such power and authority.

     All authority conferred or agreed to be conferred by this Consent shall survive the death, incapacity, dissolution or liquidation of the undersigned and every obligation of the undersigned under this Consent shall be binding upon the undersigned's heirs, personal representatives, successors and assigns.

     Unless otherwise indicated below, the undersigned hereby consents to the proposed amendment to the By-laws of the Fund set forth in Exhibit A to the Consent Solicitation Statement. This Consent relates to all shares of Series A RP held of record by the undersigned, except those shares of Series A RP held of record by the undersigned and clearly identified below, if any, that are to be excluded from this Consent.


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                       IMPORTANT -- READ CAREFULLY


     Registered Holder(s) must execute this Consent exactly as their name(s) appear(s) on the Series A RP. Authorized DTC Participant(s) must execute this Consent exactly as their name(s) are registered with DTC. If shares of Series A RP to which this Consent relates are held of record by two or more joint registered
Holders, all such Holders must sign this Consent. If signature is by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing and must submit proper evidence satisfactory to the Fund of such person's authority so to act.

                                 SIGN HERE

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                          Signature of Holder(s)

Dated:    _______________________________________________________

Name(s):  _______________________________________________________
          _______________________________________________________
                              (Please Print)

Capacity: _______________________________________________________

Address:  _______________________________________________________
          _______________________________________________________
                            (Include Zip Code)

Area Code and Telephone No.:  (      )
                              ----------------------------------

Tax Identification or Social Security No.: ______________________

If you wish to withhold consent to the proposed Bylaw amendment as to any shares of Series A RP as to which you are the Holder, please indicate the number of shares as to which you are withholding consent: _________________________________________

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--
                         INSTRUCTIONS FOR HOLDERS
         FORMING PART OF THE TERMS AND CONDITIONS OF THIS CONSENT

1.   Expiration Date; Right to Terminate and/or Amend
Solicitation.
     The term "Expiration Date" means 5:00 p.m., Eastern Time, on
     May ___, 1997, or such later date to which the Fund, in its sole discretion, extends the period during which the Solicitation is open.


2. Delivery of this Consent. Subject to the terms and conditions set forth in the Consent Solicitation Statement, a properly completed and duly executed copy of this Consent must be received by D.F. King at the address set forth on the first page of this Consent prior to 5:00 p.m., Eastern Time, on the
     Expiration Date. In all cases, sufficient time should be allowed to assure timely delivery. Beneficial owners whose Series A RP are registered in someone else's name (for example, in the name of DTC or the owner's broker) should ensure that the Consent is forwarded by the record holder to D.F. King on a timely basis. All Consents delivered by facsimile transmission must be followed by delivery of originally executed Consents.


3. Questions Regarding Validity, Form, Eligibility, Receipt and Revocation. All questions as to the validity, form, eligibility, receipt and revocation of any Consent will be resolved by the Fund, the determination of which shall be final and binding. The Fund reserves the right to waive any defects and irregularities. Consents shall not be deemed to
     have been properly given until all defects and irregularities have been cured or waived. The Fund's interpretation of the terms and conditions of the Solicitation shall be conclusive and binding.


4.   Holders Entitled to Consent; Proxies.  Only registered
Holders
     of the Series A RP as of the Record Date (or holders of a valid proxy from the Holder) may deliver a Consent. Any beneficial owner of Series A RP who is not the registered Holder of such Series A RP must arrange with the registered Holder (or holder of a valid proxy from the Holder) to execute
     and deliver the Consent on his, her or its behalf.


     Any person who wishes to consent but whose Series A RP are held in the name of a brokerage firm, bank nominee or other institution must either obtain a valid proxy from such institution or instruct such institution to execute the Consent on such person's behalf. The Fund anticipates that DTC, as nominee holder of Series A RP, will execute an omnibus
     proxy that will authorize DTC Participants to consent with respect to the Series A RP owned by such DTC Participants
and
     held in the name of Cede & Co. as specified on the DTC position listing as of the Record Date. In such case, all references to Holder shall, unless otherwise specified, include DTC Participants.

     To be valid, any proxy referred to herein must not have been revoked.

5. Signatures on this Consent. Consents executed by the registered Holder of Series A RP should be executed in exactly
     the same manner as the name(s) appear(s) on certificates of the shares of Series A RP. If shares of Series A RP to which
     a Consent relates are held by two or more joint Holders, all such Holders should sign the Consent. If a Consent is signed
     by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other registered holder acting in a fiduciary or representative capacity, such person
     should so indicate when signing and should submit to the Trustee appropriate evidence of such person's authority to so
     act, along with the Consent. If shares of Series A RP are registered in different names, separate Consents must be executed by each such registered Holder. Consents by DTC Participants whose shares of Series A RP are registered in the
     name of Cede & Co. should be signed in the manner in which their names appear on the position listing of Cede & Co.
with
     respect to the Series A RP.


6. Requests for Assistance or Additional Copies. Requests for assistance in filling out and delivering Consents or for additional copies of the Consent Solicitation Statement and this Consent should be directed to D.F. King & Co., Inc., 77 Water Street, New York, NY 10005, (212) 269-5550. This Consent should be delivered only to D.F. King.